Related Parties (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties [Line Items]
Amortization expense of upfront franchise fee	¥ 1,837,556	¥ 334,034
Purchases from related party	63,400,907	49,135,749	28,168,228
Goods and services sold cost	72,109,353	36,862,860	19,521,561
Service [Member]
Related Parties [Line Items]
Goods and services sold cost	998,515	550,000
Services provided by Pangaea Data Tech (Shanghai) Co., Ltd [Member]
Related Parties [Line Items]
Expenses capitalized in property plant and equipment	¥ 7,780,377	¥ 6,656,906